Risk Management (Details) - Schedule of Allowance and Exposure at Default (Ead) of the Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Loans and account receivable	$ 382,737	$ 347,477
ECL allowance calculated on an individual basis	165,935	155,903
Loans and account receivable (commercial, mortgage and consumer loans)	40,941,107	40,464,409
Allowance for ECL – collective basis	$ 1,026,755	$ 994,088